UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 S. Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 1/31/2010 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	144.2%
		Arizona	1.6%
		Arizona St. Trans Brd. Hwy. Rev.,
$2,000		5.00%, 7/1/30, Ser. B		$2,134,380

		California	21.8%
		Bay Area Toll Auth. Rev.,
2,000		5.125%, 4/1/39, Ser. F-1		2,040,200
		California St. Gen. Oblig.,
500		5.50%, 3/1/26		512,100
1,000		6.00%, 4/1/38		1,014,690
		California Statewide Communities
		Dev. Auth. Rev.,
2,000		5.75%, 7/1/47, FGIC		2,044,460
		Fresno Swr. Rev.
2,000		6.25%, 9/1/14, Ser. A-1, AMBAC		2,221,280
		Golden State Tobacco Securitization Corp. Rev.,
3,000		5.75%, 6/1/47, Ser. A-1		2,279,340
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, NRE		2,035,520
		Los Angeles Dept. Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, AGM		1,044,470
1,000		5.375%, 7/1/21, Ser. A-A-2, NRE		1,060,370
		Pomona Sngl. Fam. Mtge. Rev.,
220	(b)	7.375%, 8/1/10, Ser. B,
		Escrowed to maturity		223,485
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A,
		Escrowed to maturity		3,474,350
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,021,237
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, FGIC / NRE		629,366

				29,600,868

		Connecticut	2.4%
		Connecticut St. Dev. Auth. Rev.,
1,000		5.25%, 5/1/31		1,007,690
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, RAD		884,610
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
2,500	(c)	5.75%, 9/1/18, Ser. B		1,399,750

				3,292,050

		District of Columbia	1.9%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, FGIC / NRE		1,501,890
		Metropolitan Washington DC Airport
1,000		5.00%, 10/1/18, Ser. A, AGM / AMBAC		1,042,290

				2,544,180

		Florida	9.1%
		Broward Cnty. Port Fac. Rev.,
1,500		6.00%, 9/1/23, Ser. A		1,638,525
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,190		5.125%, 10/1/19		1,172,721
1,000		6.00%, 8/15/36		970,290
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, NRE		2,364,744
		Florida St. Bd. of Ed. Gen. Oblig.,
2,000		5.00%, 6/1/21, Ser. A		2,175,080
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
70	(b)	5.125%, 11/15/32, Ser. G		82,058
		Prerefunded 11/15/16 @ $100
1,930		5.125%, 11/15/32, Ser. G		1,905,566
		Orlando and Orange Cnty. Expwy. Auth. Rev.,
2,000		5.00%, 7/1/35, Ser. B,		2,020,580
		BHAC / AMBAC

				12,329,564

Principal Amount (000)		Description (a)		Value
		Georgia	11.6%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
$2,385		5.00%, 11/1/29, FGIC / NRE		$2,314,881
715		5.00%, 11/1/38, FGIC / NRE		678,413
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,344,680
		Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
145	(b)	6.40%, 1/1/13,
		Escrowed to maturity		158,746
2,440		6.40%, 1/1/13, AMBAC		2,659,502
30	(b)	6.40%, 1/1/13
		Prerefunded 1/1/11 @ $100		31,678
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, AMBAC		6,533,065
		Metro. Atlanta Rapid Tran. Auth. Rev.,
1,000		5.00%, 7/1/39, Ser. 3		1,034,910

				15,755,875

		Idaho	0.2%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
130		6.65%, 7/1/14, Ser. B		134,185
93		6.60%, 7/1/27, Ser. B		93,589

				227,774

		Illinois	6.8%
		Chicago Bd. of Ed. Gen. Oblig.,
1,000		5.50%, 12/1/30, Ser. A, AMBAC		1,105,500
		Chicago Gen. Oblig.,
1,415		6.25%, 1/1/11, AMBAC		1,472,308
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, FHA		474,365
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, AMBAC		1,033,580
		Illinois Fin. Auth. Education Rev.,
1,000	(b)	5.375%, 9/1/32, Ser. C,
		Prerefunded 9/1/17 @ $100		1,197,590
		Illinois St. Gen. Oblig.,
2,000		5.50%, 1/1/29		2,266,640
		Illinois St. Toll Hwy. Auth. Rev.,
1,500		5.50%, 1/1/33, Ser. B		1,603,095

				9,153,078

		Indiana	8.1%
		Indiana Fin. Auth. Hospital Rev.,
1,000		5.875%, 5/1/29, Ser. A		1,020,790
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
5,000		6.00%, 1/1/13, Ser. B, NRE		5,604,250
		Indianapolis Local Pub. Impvt.
		Bond Bank Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A
		Prerefunded 7/1/12 @ $100		2,325,855
2,000		5.00%, 2/1/38, Ser. A		2,067,160

				11,018,055

Principal Amount (000)		Description (a)		Value
		Kentucky	1.4%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
$1,895		5.00%, 5/15/30, Ser. A, FGIC / NRE		$1,897,937

		Massachusetts	11.0%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, FGIC / NRE		2,005,280
		Massachusetts Bay Trans. Auth. Rev.,
3,000		5.50%, 7/1/29, Ser. B, NRE		3,590,010
		Massachusetts St. College Bldg. Auth. Rev.,
2,000		5.00%, 5/1/40, Ser. B		2,063,040
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,352,865
		Massachusetts St. Gen. Oblig.,
1,000		5.50%, 8/1/30, Ser. A, AMBAC		1,182,110
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, NRE		2,356,272
2,500		4.75%, 1/1/34, Ser. A, AMBAC		2,396,425

				14,946,002

		Michigan	3.0%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24,
		Prerefunded 7/1/11 @ $100		2,138,560
2,000		5.00%, 7/1/30, FGIC / NRE		1,908,800

				4,047,360

		Nebraska	3.2%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
1,270	(b)	6.15%, 2/1/12
		Escrowed to maturity		1,338,834
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,966,150

				4,304,984

		Nevada	2.6%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, NRE		1,422,848
		Nevada St. Gen. Oblig.,
2,000		5.00%, 12/1/24, Ser. F, AGM		2,098,120

				3,520,968

		New Jersey	4.8%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47		900,606
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,333,000
		New Jersey St. Tpk. Auth. Rev.,
1,000		5.00%, 1/1/36, Ser. H		1,012,890
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,207,140

				6,453,636

		New York	8.5%
		Albany Industrial Dev. Agy. Rev.,
1,000		5.00%, 4/1/32, Ser. A		801,120
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
800		5.00%, 12/1/35, Ser. B		807,296
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, FGIC / NRE		1,014,960
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, AGM		5,035,900
		New York St. Dorm. Auth. Rev.,
		Sch. Dist. Rev. Bond Financing Program
1,500		7.25%, 10/1/28, Ser. C		1,780,320
		New York St. Dorm. Auth. Rev.,
		State Personal Inc. Tax Rev.
2,000		5.00%, 3/15/30, Ser. F		2,073,020

				11,512,616

Principal Amount (000)		Description (a)		Value
		Ohio	5.9%
		Buckeye Tobacco Settlement Financing Auth. Rev.,
$3,000		6.50%, 6/1/47, Ser. A-2		$2,515,860
		Deerfield Twp. Tax Increment Rev.,
750		5.00%, 12/1/25		744,277
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, AGM		1,054,700
		Ohio St. Air Quality Dev. Auth. Rev.,
750		5.70%, 2/1/14, Ser. A		800,130
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, AGM		2,937,790

				8,052,757

		Pennsylvania	3.8%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, RAD		2,009,160
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, FGIC / NRE		1,216,980
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, AMBAC		863,060
		Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
1,020		5.00%, 12/1/23, Ser. A-2, AGT		1,101,549

				5,190,749

		Puerto Rico	0.7%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, FGIC / NRE		1,002,710

		South Carolina	1.3%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28
		Prerefunded 6/1/14 @ $100		1,738,275

		Tennessee	1.9%
		Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,500		5.25%, 9/1/20		1,508,400
1,000		5.25%, 9/1/21		998,230

				2,506,630

		Texas	18.4%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		982,510
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, NRE		2,503,575
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, AGM		4,009,120
		Dallas Area Rapid Transit Rev.,
1,000		5.25%, 12/1/48		1,029,710
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		2,033,880
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, AGM		1,703,254
		Everman Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 2/15/36, PSF		1,042,710
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,709,400
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B
		Prerefunded 12/1/10 @ $100		1,558,350
		Klein Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 8/1/38, Ser. A, PSF		1,041,470
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, AGM		2,009,300
		McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
2,000		6.625%, 6/1/35		2,129,720
		Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
1,975		5.50%, 2/1/33, PSF		2,130,670
		Spring Branch Indep. Sch. Dist. Gen. Oblig.,
1,000		5.25%, 2/1/38, PSF		1,054,460

				24,938,129

Principal Amount (000)	Description (a)		Value
	Virginia	4.4%
	Virginia College Bldg. Auth. Rev.,
$2,000	5.00%, 2/1/23, Ser. E-1		$2,315,380
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24		1,456,260
	Virginia St. Pub. Bldg. Auth. Rev.,
2,050	5.00%, 8/1/29, Ser. B		2,222,590

			5,994,230

	Washington	2.2%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, NRE		512,600
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, FGIC / NRE		2,531,875

			3,044,475

	West Virginia	1.0%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A		1,417,380

	Wisconsin	3.2%
	Wisconsin St. Gen. Rev.,
2,000	6.00%, 5/1/33, Ser. A		2,237,760
	Wisconsin St. Health & Edl. Facs. Auth. Rev.,
2,000	6.50%, 4/15/33		2,043,200

			4,280,960

	Wyoming	3.4%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20		4,546,240

	Total long-term investments (cost $185,120,609)		195,451,862

Shares
	SHORT-TERM INVESTMENT	2.8%
3,750,989	State Street Institutional Tax-Free Money Market Fund (cost $3,750,989)		$3,750,989

Total Investments (cost $188,871,598)		147.0%	199,202,851
Other assets in excess of liabilities		1.0%	1,291,320
Liquidation value of remarketed preferred stock		(48.0)%	(65,000,000)

Net Assets Applicable to Common Stock		100.0%	$135,494,171

Net asset value per share of common stock ($135,494,171/ 8,507,456)			$15.93

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

AMBAC - Ambac Assurance Corporation.

AGM - Assured Guaranty Municipal Corporation (formerly FSA).

AGT - Assured Guaranty Corp.

BHAC - Berkshire Hathaway Assurance Corporation.

FGIC - Financial Guaranty Insurance Company.

FHA - Federal Housing Authority.

NRE - National Public Finance Guarantee Corporation (formerly MBIA).

PSF - Texas Permanent School Fund.

RAD - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $1,399,750 or 1.0% of net assets applicable to common stock.

Notes

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$188,592,308	$12,768,342	$2,157,799	$10,610,543

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The following is a summary of the inputs used to value each of the Fund’s investments as of January 31, 2010:

Valuations	Level 1	Level 2	Level 3
Description
Assets:
Municipal Bonds	$—	$195,451,862	$—
Money Market Fund	—	3,750,989	—

Total	$—	$199,202,851	$—

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	March 22, 2010

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 22, 2010